Pension and Postretirement Benefit Plans - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
U.S. | Pension Benefits
Weighted-average assumptions used in measurement of benefit obligations
Discount rate	5.00%	5.20%
Rate of compensation increase, year one	4.00%	4.30%
Rate of compensation increase, year two and beyond	3.00%	3.00%
Weighted average assumptions used in measurement of net periodic benefit costs
Discount rate	5.20%	3.00%	2.70%
Expected return on plan assets	7.80%	6.00%	6.00%
Rate of compensation increase, year one	4.25%		2.30%
Rate of compensation increase, year two and beyond	3.00%		3.00%
Rate of compensation increase		3.00%
U.S. | Other Postretirement Benefit Plans
Weighted-average assumptions used in measurement of benefit obligations
Discount rate	5.10%	5.20%
Health care cost trend rate (Pre-65 for U.S.)	7.90%	6.70%
Ultimate trend rate reached in 2033 for U.S. / 2040 for Canada	4.50%	4.50%
Weighted average assumptions used in measurement of net periodic benefit costs
Discount rate	5.20%	3.10%	2.80%
Health care cost trend rate	6.70%	6.30%	6.30%
Non U.S. | Pension Benefits | Minimum
Weighted-average assumptions used in measurement of benefit obligations
Discount rate	1.30%	1.70%
Rate of compensation increase	2.30%	2.30%
Weighted average assumptions used in measurement of net periodic benefit costs
Discount rate	1.60%	0.80%	0.10%
Expected return on plan assets	1.60%	1.20%	0.60%
Rate of compensation increase	2.30%	2.30%	1.50%
Non U.S. | Pension Benefits | Maximum
Weighted-average assumptions used in measurement of benefit obligations
Discount rate	4.70%	5.20%
Rate of compensation increase	4.00%	4.00%
Weighted average assumptions used in measurement of net periodic benefit costs
Discount rate	5.20%	4.20%	2.50%
Expected return on plan assets	5.60%	4.80%	5.00%
Rate of compensation increase	4.00%	4.00%	4.00%
Canada | Other Postretirement Benefit Plans
Weighted-average assumptions used in measurement of benefit obligations
Discount rate	4.70%	5.20%
Health care cost trend rate (Pre-65 for U.S.)	0.00%	4.60%
Ultimate trend rate reached in 2033 for U.S. / 2040 for Canada	4.10%	4.10%
Weighted average assumptions used in measurement of net periodic benefit costs
Discount rate	4.70%	5.20%	2.60%
Health care cost trend rate	4.90%	4.60%	4.30%